Net Loss per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The following potentially dilutive securities (in common stock equivalent shares) have been excluded from the computation of diluted weighted-average shares outstanding because such securities have an antidilutive impact due to losses reported:

	September 30,
	2023	2022
Preferred stock	4,015,002	11,624,155
Preferred stock warrants	—	46,111
Common stock warrants	14,266,605	—
Restricted stock units	184,018	—
Options to purchase common stock	2,632,206	1,710,860
	21,097,831	13,381,126

	December 31,
	2022	2021
Preferred stock	12,330,395	11,376,970
Preferred stock warrants	2,878,519	46,111
Common stock warrants	—	1,446
Options to purchase common stock	1,671,076	1,307,079
	16,879,990	12,731,606